Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		2 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 19, 2020	Jan. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of quote price (in Dollars per share)				$ 1.12	$ 1.59		$ 1.12
Federal depository insurance coverage					$ 250,000
Temporary equity (in Shares)					20,000,000
Warrants exercisable to purchase (in Shares)					18,750,000
Warrants		$ 200,000			$ 61,184,000	$ (554,000)	$ 97,604,000
Offering costs					6,542,000
Spartacus Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of quote price (in Dollars per share)				$ 1.12			$ 1.12
Federal depository insurance coverage				$ 250,000
Warrants exercisable to purchase (in Shares)				18,750,000
Assets held in the trust account	$ 203,000,000				203,000,000
Warrants				$ 2,975,000	$ 8,900,000
Other offering expenses	604,606
Spartacus Acquisition Corp [Member] | US Treasury Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in the trust account				5,071			$ 5,071
Money market funds				203,023,911			$ 203,023,911
Spartacus Acquisition Corp [Member] | Offering Costs [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	11,516,309
Underwriters’ discount	4,000,000
Deferred underwriters’ discount	7,000,000
Other offering expenses	$ 516,309
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants outstanding (in Shares)					10,000,000
Public Warrants [Member] | Spartacus Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants				10,000,000
Private Placement Warrants outstanding [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants outstanding (in Shares)					8,750,000
Private Placement Warrants outstanding [Member] | Spartacus Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants				$ 8,750,000